Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Prepaid Expenses
Note 4 — Prepaid Expenses
The Company’s prepaid expenses as of June 30, 2023 and Dec
em
ber 31, 2022 primarily consisted of insurance.

	June 30, 2023	December 31, 2022

Prepaid insurance	$3,515	$26,081
Other prepaid expenses	10,112	5,029

	$13,627	$31,110

Note 6 — Prepaid Expenses
The Company’s prepaid expenses as of December 31, 2022 and 2021 primarily consisted of insurance.

	December 31, 2022	December 31, 2021
	Current	Current	Non-current
Prepaid insurance	$26,081	$528,861	$26,081
Other prepaid expenses	5,029	21,573	—

	$31,110	$550,434	$26,081